LIQUIDITY	3 Months Ended
Jun. 30, 2022
Liquidity
LIQUIDITY

NOTE 2. LIQUIDITY

As of June 30, 2022, the Company had cash and cash equivalents of approximately $21.2 million and total current liabilities of approximately $2.0 million (inclusive of approximately $0.03 million warrant liability settleable on a non-cash basis). For the three months ended June 30, 2022, the Company is reporting a net loss of approximately $1.6 million and cash used in operating activities of approximately $2.2 million. As of July 31, 2022, the Company had approximately $18.8 million of cash on hand. The Company believes that its current cash resources are sufficient to fund operations for at least thirteen months from August 29, 2022, the date of this report.

The Company maintains its “at the market” facility with Cantor Fitzgerald. On July 6, 2022, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln”), under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Pursuant to the Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Purchase Agreement for any reason, effective upon one (1) business day prior written notice to Lincoln. Lincoln has no right to terminate the Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be DTC eligible, among other things. The Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that Portage shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three (3) year anniversary of the date of the Purchase Agreement, excluding, however, an at-the-market transaction with a registered broker-dealer.

During the quarter ended June 30, 2021, the Company commenced an “at the market” offering, under which it sold 90,888 shares generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

On June 24, 2021, the Company completed a firm commitment underwritten public offering of 1,150,000 ordinary shares at a public offering price of $23.00 per share for gross proceeds of approximately $26.5 million and was settled June 28, 2021. The Company incurred aggregate offering expenses for the public offering of approximately $1.8 million, including approximately $1.6 million of management, underwriting and selling expenses. Management believes the funds generated, along with existing cash and cash equivalents, will be sufficient to fund the Company’s research and development activities, as well as the expansion of its operating infrastructure and achievement of numerous developmental milestones.

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses result primarily from its conduct of research and development activities.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities and would expect to enter the capital markets if additional funding is required.

COVID-19 Effect

Beginning in early March 2020, the COVID-19 pandemic and the measures imposed to contain this pandemic have disrupted and are expected to continue to impact the Company's business operations. The magnitude of the impact of the COVID-19 pandemic on the Company's productivity, results of operations and financial position, and its disruption to the Company's business and clinical programs and timelines, will depend, in part, on the length and severity of these restrictions and on the Company's ability to conduct business in the ordinary course.